Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Apr. 30, 2023	Apr. 30, 2022
Current assets
Cash	$ 8,280	$ 29,965
Amounts receivable, net	3,247	2,503
Sales tax receivable	358	277
Income taxes receivable	178
Inventory	2,060	1,615
Unbilled revenue	632	629
Prepaid expenses	2,037	2,481
Total current assets	16,792	37,470
Restricted cash	86	82
Deposit on equipment	332	369
Investment at fair value through profit and loss	115	142
Property and equipment	10,392	3,559
Intangible assets	30,925	32,390
Goodwill	19,171	19,635
Total assets	77,813	93,647
Current liabilities
Accounts payable and accrued liabilities	3,386	4,768
Sales tax payable	2	31
Deferred revenue	977	1,034
Income taxes payable		420
Convertible debentures – liability component		1,312
Leases	1,116	987
Deferred acquisition payments	439	740
Current liabilities	5,920	9,292
Leases	6,151	468
Deferred acquisition payments	278	497
Deferred income tax liability	7,661	8,105
Total liabilities	20,010	18,362
SHAREHOLDERS' EQUITY
Share capital	117,470	114,559
Convertible debentures – equity component		103
Contributed surplus	10,796	9,630
Accumulated other comprehensive income (loss)	2,625	(2,479)
Accumulated deficit	(73,088)	(46,528)
Equity	57,803	75,285
Total liabilities and shareholders' equity	$ 77,813	$ 93,647